Note 6. Income Taxes.: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

		December 31
		2014		2013
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		157,172		140,068
Less valuation allowance		(157,172)		(140,068)
Net deferred asset		$-		$-